Note 10 - Noncontrolling Interest (Details) - Activity in Noncontrolling Interest (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Activity in Noncontrolling Interest [Abstract]
Balance	$ 839,194		$ 832,711	$ 786,803	$ 0
Noncontrolling interest at acquisition				766,827
Earnings allocated to noncontrolling interest	$ 6,483	$ 10,671	$ 45,908	$ 19,976